Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		9 Months Ended
	Dec. 31, 2023 CNY (¥) Customer	Sep. 30, 2024 CNY (¥) Customer	Sep. 30, 2024 USD ($) Customer	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate		7.0176		7.0176
Amortization period of produced content		10 years	10 years
Balances of contract liabilities	¥ 5,219,837	¥ 5,178,752		$ 737,966
Revenue remaining performance obligation		1,238,914		176,543
Revenue recognition of contract liability		¥ 3,600,028	$ 513,000
Longest expected length of revenue contracts		1 year	1 year
Cash, cash equivalents, restricted cash and long-term restricted cash	¥ 5,280,608	¥ 3,791,860		540,336	¥ 6,131,585
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance	0	0	0
Credit Concentration Risk | Accounts Receivable and Contract Assets | Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage	10.00%	10.00%	10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets	¥ 1,598,059	¥ 1,240,792		176,811
Contract assets allowance for credit losses	¥ 17,832	¥ 24,120		$ 3,437
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap		10 years	10 years